                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10269

                       UBS Equity Opportunity Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                    UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                            (LIQUIDATION BASIS)
                                           FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                                 YEAR ENDED
                                             DECEMBER 31, 2010

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
                                    UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                            (LIQUIDATION BASIS)
                                           FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                                 YEAR ENDED
                                             DECEMBER 31, 2010


                                                  CONTENTS

Report of Independent Registered Public Accounting Firm ..............................................    1
Statement of Assets, Liabilities and Members' Capital ................................................    2
Statement of Operations ..............................................................................    3
Statements of Changes in Members' Capital ............................................................    4
Statement of Cash Flows ..............................................................................    5
Financial Highlights .................................................................................    6
Notes to Financial Statements ........................................................................    7
Schedule of Portfolio Investments ....................................................................   16

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
(ERNST & YOUNG LOGO)                                        Ernst & Young LLP
                                                            5 Times Square
                                                            New York, New York 10036-6530

                                                            Tel: (212) 773-3000

                          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of UBS Equity Opportunity Fund, L.L.C.

We have audited the  accompanying  statement  of assets,  liabilities  and  members'  capital of UBS Equity
Opportunity Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments,  as of December 31,
2010, and the related  statements of operations  and cash flows for the year then ended,  the statements of changes  in  members'  capital  for each of the two  years in the  period  then  ended,  and the  financial highlights for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company  Accounting  Oversight Board
(United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not  engaged to perform  an audit of the Fund's  internal  control  over  financial  reporting.  Our audits included  consideration  of internal  control  over  financial  reporting  as a basis for  designing  audit procedures that are appropriate in the  circumstances,  but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also  includes  examining,  on a test  basis,  evidence  supporting  the amounts and the disclosures in the financial statements and financial highlights,  assessing the accounting principles used and significant estimates made by management,  and evaluating the overall financial statement presentation.
Our  procedures  included  confirmation  of  investments  in  investment  funds as of December 31, 2010, by correspondence  with  management of the underlying  investment  funds. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements,  the Board of Directors approved the formal liquidation of the Fund. As a result,  the Fund has changed to the liquidation basis of accounting for the presentation of the 2010 financial statements.

In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects,  the financial position of UBS Equity Opportunity Fund, L.L.C. at December 31, 2010, the
results of its operations and its cash flows for the year then ended,  the changes in its members'  capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                                        (ERNST & YOUNG LLP)

February 24, 2011

                               A member firm of Ernst & Young Global Limited


                                                                                                          1

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
                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                      STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $4,856,694)                            $     5,179,085
Cash and cash equivalents                                                                         7,286,114
Receivable from Investment Funds                                                                 49,542,508
Interest receivable                                                                                     298
-----------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                     62,008,005
-----------------------------------------------------------------------------------------------------------

LIABILITIES

Liquidating distributions payable                                                                55,696,635
Tender offer payable                                                                                615,245
Professional fees payable                                                                           210,802
Management Fee payable                                                                               49,822
Administration fee payable                                                                           31,010
Directors' fees payable                                                                              15,000
Custody fee payable                                                                                   9,430
Other liabilities                                                                                   200,976
-----------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                56,828,920
-----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                            $     5,179,085
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                   $     4,856,694
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds           322,391
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                            $     5,179,085
-----------------------------------------------------------------------------------------------------------

                The accompanying notes are an integral part of these financial statements.


                                                                                                          2

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                                    STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                    $         3,015

-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                               3,015
-----------------------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                                      649,178
Professional fees                                                                                   312,103
Insurance fee                                                                                       103,984
Administration fee                                                                                   76,006
Directors' fees                                                                                      69,273
Custody fee                                                                                          16,530
Printing and other expenses                                                                          75,658
-----------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                    1,302,732
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                              (1,299,717)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds                                    15,253,565
Net change in unrealized appreciation/depreciation on investments in Investment Funds           (11,881,554)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS                                          3,372,011
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                    $     2,072,294
-----------------------------------------------------------------------------------------------------------

                The accompanying notes are an integral part of these financial statements.


                                                                                                          3

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31, 2009 AND 2010

-----------------------------------------------------------------------------------------------------------
                                                                ADVISER         MEMBERS          TOTAL
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2009                          $     36,591   $   90,680,086   $   90,716,677

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                        (223)      (1,388,102)      (1,388,325)
 Net realized gain/(loss) from investments in Investment
      Funds                                                           143          239,247          239,390
 Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                               2,851        6,631,056        6,633,907
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                          2,771        5,482,201        5,484,972
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                 --           30,000           30,000
Members' withdrawals                                                   --      (24,861,107)     (24,861,107)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                                   --      (24,831,107)     (24,831,107)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                        $     39,362   $   71,331,180   $   71,370,542
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                        (280)      (1,299,437)      (1,299,717)
 Net realized gain/(loss) from investments in Investment
      Funds                                                        10,046       15,243,519       15,253,565
 Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                              (7,689)     (11,873,865)     (11,881,554)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                          2,077        2,070,217        2,072,294
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                 --           35,000           35,000
Members' tender offer withdrawals                                      --      (12,602,116)     (12,602,116)
Adviser and Members' liquidating distributions                    (37,824)     (55,658,811)     (55,696,635)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                              (37,824)     (68,225,927)     (68,263,751)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                        $      3,615   $    5,175,470   $    5,179,085
-----------------------------------------------------------------------------------------------------------

                The accompanying notes are an integral part of these financial statements.


                                                                                                          4

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                                    STATEMENT OF CASH FLOWS

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                    $     2,072,294
Adjustments to reconcile net increase in member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments in Investment Funds                                                   (1,611,701)
  Proceeds from disposition of investments in Investment Funds                                   64,426,344
  Net realized (gain)/loss from investments in Investment Funds                                 (15,253,565)
  Net change in unrealized appreciation/depreciation on investments in Investment Funds          11,881,554
  Changes in assets and liabilities:
   (Increase) decrease in assets:
   Advanced subscriptions in Investment Funds                                                     1,611,701
   Interest receivable                                                                                  536
   Receivable from Investment Funds                                                             (49,534,601)
   Other assets                                                                                      12,787
  Increase (decrease) in liabilities:
   Administration fee payable                                                                        16,597
   Custody fee payable                                                                                7,890
   Directors' fees payable                                                                           15,000
   Management Fee payable                                                                           (20,296)
   Professional fees payable                                                                         78,816
   Other liabilities                                                                                188,279
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                        13,891,635

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in
 advance                                                                                             35,000
Payments on Members' tender offer withdrawals, including change in tender offer payable         (25,989,313)
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                           (25,954,313)

Net decrease in cash and cash equivalents                                                       (12,062,678)
Cash and cash equivalents--beginning of year                                                     19,348,792
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                      $     7,286,114
-----------------------------------------------------------------------------------------------------------

                The accompanying notes are an integral part of these financial statements.


                                                                                                          5

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                                       FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

          The  following  represents  the  ratios  to  average  members'  capital  and  other  supplemental information for all Members, excluding the Adviser, for the periods indicated.

          An  individual  Member's  ratios  and  returns  may vary  from the below  based on the  Incentive
          Allocation, if applicable, and the timing of capital transactions.

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                      2010           2009           2008           2007           2006
                                      ----           ----           ----           ----           ----

Ratio of net investment loss to
average members' capital (a), (b)    (1.98%)        (1.58%)        (1.23%)        (1.41%)        (1.19%)

Ratio of total expenses to
average members' capital
before Incentive Allocation (a), (b)  1.99%          1.59%          1.28%          1.43%          1.30%

Ratio of total expenses to
average members' capital after
Incentive Allocation (a), (c)         1.99%          1.59%          1.28%          2.00%          1.84%

Portfolio turnover rate               2.88%          6.58%         26.32%          2.69%         16.77%

Total return before
Incentive Allocation (d)              4.00%          6.51%        (21.99%)        12.25%         11.63%

Total return after Incentive
Allocation (e)                        4.00%          6.51%        (21.99%)        11.64%         11.04%

Average debt ratio (a)                0.00%          0.00%          0.50%          1.28%          0.55%

Members' capital at end of year
(including the Adviser)           $5,179,085     $71,370,542    $90,716,677    $177,644,870   $178,185,119

    (a) The average  members'  capital used in the above ratios is  calculated  using  pre-tender  members'
        capital, excluding the Adviser.

    (b) Ratios of net  investment  loss and total expenses to average  members'  capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment
        Funds.

    (c) The ratio of total expenses to average members' capital after Incentive Allocation does not include the impact of expenses  and  incentive  allocations  or incentive  fees  related to the  underlying
        Investment Funds.

    (d) Total  return  assumes a purchase of an interest in the Fund at the  beginning  of the period and a sale of the Fund interest on the last day of the period  noted,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

    (e) Total  return  assumes a purchase of an interest in the Fund at the  beginning  of the period and a sale of the Fund interest on the last day of the period noted,  after  Incentive  Allocation to the
        Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                The accompanying notes are an integral part of these financial statements.


                                                                                                          6

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
                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                              NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

1.  FUND LIQUIDATION

    UBS Equity  Opportunity Fund,  L.L.C.'s (the "Fund") Board of Directors (the "Directors")  approved the formal  liquidation  of the Fund on November  18,  2010,  and as such,  the Fund is  proceeding  with a liquidation  of  its  portfolio  of  investments.  As  a  result  of  the  approved  liquidation  plan, subscriptions  and  repurchases  into the Fund have been  suspended.  The Adviser (as defined below) is managing the Fund with the objective of maximizing  current  investment  value while seeking to realize all  investments  as soon as  reasonably  practicable.  The Fund is in the process of  liquidating  its investments  in an orderly  manner and  distributing  the  proceeds  in  accordance  with its  offering memorandum.  Based on proceeds received from investments sold in 2010, the Fund distributed $45,000,000 to its members on January 21, 2011. As a result of the  liquidation,  these  financial  statements have been prepared on the liquidation basis of accounting.

2.  ORGANIZATION

    The Fund was  organized as a limited  liability  company  under the laws of Delaware on May 3, 2000 and commenced operations on March 1, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"),  as a closed-end,  non-diversified,  management  investment  company.  The
    Fund's  investment  objective is to maximize  capital  appreciation  over the long-term.  The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio  managers who over time have produced  attractive returns in the U.S. equity market.
    Generally,  such portfolio managers conduct their investment programs through  unregistered  investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

    The Fund's  Directors  have overall  responsibility  to manage and control the business  affairs of the
    Fund,  including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

    As of September 30, 2010,  pursuant to an  Assignment  and  Assumption  Agreement,  the Directors  have engaged UBS Alternative and  Quantitative  Investments LLC ("UBS A&Q", the "Adviser" and when providing services  under the  Administration  Agreement,  the  "Administrator"),  a Delaware  limited  liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the  day-to-day  management  of the Fund.  UBS A&Q is a wholly  owned  subsidiary  of UBS AG and is registered as an investment adviser under the Investment  Advisers Act of 1940, as amended. In addition to the assignment of  responsibilities,  the capital  balance as of September 30, 2010 was  transferred from UBSFA (defined below) to UBS A&Q.


                                                                                                          7

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

2.  ORGANIZATION (CONTINUED)

    Prior to the Assignment and Assumption  Agreement,  the Directors had engaged UBS Fund Advisor,  L.L.C.
    ("UBSFA"), a Delaware limited liability company, in the roles of Adviser and Administrator.  UBSFA is a wholly-owned  subsidiary of UBS Americas,  Inc.,  which is a  wholly-owned  subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

    Initial and additional  applications for interests by eligible  investors may be accepted at such times as the Directors may determine and are generally  accepted monthly.  The Directors reserve the right to reject any application for interests in the Fund.

    Prior to the  liquidation,  the Fund from time to time  offered to  repurchase  interests  pursuant  to written tenders to members (the "Members"). These repurchases were made at such times and on such terms as determined by the  Directors,  in their  complete and exclusive  discretion.  The Adviser  typically recommended to the Directors that the Fund offer to repurchase interests twice each year, near mid-year and  year-end.  Members  were only able to transfer or assign their  membership  interests or a portion thereof (i) by operation of law  pursuant to the death,  bankruptcy,  insolvency  or  dissolution  of a
    Member, or (ii) with the written approval of the Directors,  which may have been withheld in their sole and absolute  discretion.  Such transfers were made even if the balance of the capital  account to such transferee was equal to or less than the transferor's initial capital contribution.

3.  NEW ACCOUNTING PRONOUNCEMENTS

    In January 2010, the Financial  Accounting  Standards  Board ("FASB")  issued  Codification  Accounting
    Standards Update No. 2010-06,  IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS ("ASU 2010-06"). ASU
    2010-06  amends  Topic  820,  FAIR VALUE  MEASUREMENTS  AND  DISCLOSURES  to add new  requirements  for disclosures  about transfers into and out of Levels 1 and 2, and separate  disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. This update also clarifies existing fair value disclosures about the level of disaggregation  for the classes of assets and liabilities and the disclosures  about the inputs and valuation  techniques used to measure fair value.  ASU 2010-06 is effective  for the  interim  and annual  periods  beginning  after  December  15,  2009 and for periods beginning  after  December  15, 2010 for the new Level 3  disclosures.  The adoption of ASU 2010-06 new disclosures  and  clarification  of existing  disclosures  did not have a material impact on the Fund's financial statements.


                                                                                                          8

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

4. SIGNIFICANT ACCOUNTING POLICIES

    A.  PORTFOLIO VALUATION

    The Fund values its investments at fair value, in accordance with U.S.  generally  accepted  accounting principles  ("GAAP"),  which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

    Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

    LEVEL 1-- quoted prices in active markets for identical securities
    LEVEL 2-- fair value of investments  in Investment  Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date
    LEVEL 3-- fair value of investments  in Investment  Funds that do not have the ability to redeem at net asset value within one year of the measurement date

    The Fund  recognizes  transfers into and out of the levels  indicated above at the end of the reporting period.  All transfers into and out of Level 3 can be found in the Level 3 reconciliation  table within the Schedule of Portfolio Investments.

    GAAP provides guidance in determining  whether there has been a significant  decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities).  GAAP also provides guidance on identifying circumstances that  indicate  a  transaction  with  regards  to such an asset or  liability  is not  orderly.  In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities.  Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value  measurements are provided.  Fair value  measurement  disclosures for each class of assets and  liabilities  requires  greater  disaggregation  than the Fund's  line items in the
    Statement of Assets,  Liabilities and Members' Capital. The Fund determines the appropriate classes for those  disclosures  on the  basis of the  nature  and risks of the  assets  and  liabilities  and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

    For assets and  liabilities  measured at fair value on a recurring  basis  during the period,  the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and  liabilities,  as well as a  reconciliation  of beginning and ending balances of Level 3 assets and liabilities broken down by class.

    The following is a summary of the investment strategy and any restrictions on the liquidity  provisions of the investments in Investment Funds held in the Fund as of December 31, 2010.


                                                                                                          9

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

4. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    Investment  Funds with no current  redemption  restrictions  may be  subject to future  gates,  lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2010.

    The Investment Funds in the long/short  equity strategy invest in both long and short equity strategies that are primarily in United States common  stocks.  The management of these  Investment  Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks,  and from a net long  position to a net short  position.  The Fund has  submitted a  redemption request on August 26, 2010 for an  Investment  Fund within this strategy (72 percent) and the remaining
    Investment  Funds are liquidating  trusts (28 percent) where the liquidation of assets is expected over the next 18 months. Two Investment Funds, with a fair value of $3,867,067,  transferred from Level 3 to
    Level 2 at December 31, 2010.

    A detailed  depiction  of each  investment  in the  portfolio by  investment  strategy,  including  any additional  liquidity  terms and other  restrictions,  as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

    Net asset  value of the Fund is  determined  by or at the  direction  of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined  from time to time pursuant to policies  established by the Directors.  The Fund's investments in Investment  Funds are subject to the terms and  conditions of the  respective  operating agreements and offering  memorandums,  as appropriate.  The Fund's  investments in Investment Funds are carried at fair value. All valuations  utilize financial  information  supplied by each Investment Fund and are net of management  and  performance  incentive  fees or  allocations  payable to the Investment
    Funds'  managers or pursuant to the  Investment  Funds'  agreements.  The Fund's  valuation  procedures require the Adviser to consider  all  relevant  information  available  at the time the Fund values its portfolio.  The Adviser has assessed factors  including,  but not limited to the individual  Investment
    Funds' compliance with fair value measurements,  price transparency and valuation  procedures in place, and  subscription  and  redemption  activity.  The Adviser  and/or the  Directors  will  consider  such information and consider whether it is appropriate,  in light of all relevant  circumstances,  to value such a position at its net asset value as  reported  or whether to adjust  such value.  The  underlying investments  of each  Investment  Fund are accounted for at fair value as described in each  Investment
    Fund's financial statements. (See Schedule of Portfolio Investments).

    The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market,  has been estimated by the respective  Investment  Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not


                                                                                                         10

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

4.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    necessarily  represent  amounts that might ultimately be realized.  Due to the inherent  uncertainty of valuation,  those estimated fair values may differ  significantly  from the values that would have been used had a ready market for the investments existed. These differences could be material.

    It is unknown on an aggregate  basis  whether the  Investment  Funds held any  investments  whereby the
    Fund's proportionate share exceeded 5% of the Fund's net assets at December 31, 2010.

    The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

    B.  INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

    The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair  value and cost of the  underlying  investment  at the date of  redemption.  Interest income and expenses are recorded on the accrual basis.

    C.  FUND EXPENSES

    The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio  transactions and positions for the Fund's account; legal fees;
    accounting and auditing fees;  custodial fees; costs of computing the Fund's net asset value;  costs of insurance;  registration expenses; offering and organization costs; due diligence, including travel and related  expenses;  expenses of meetings of  Directors;  all costs with  respect to  communications  to
    Members; and other types of expenses approved by the Directors.

    D.  INCOME TAXES

    The Fund  has  reclassified  $1,299,717  and  $15,253,565  from  accumulated  net  investment  loss and accumulated  net realized gain from  investments  in  Investment  Funds,  respectively,  to net capital contributions  during the year ended  December 31, 2010.  The  reclassification  was to reflect,  as an adjustment  to net  contributions,  the  amount  of  estimated  taxable  income  or loss that have been allocated to the Fund's Members as of December 31, 2010 and had no effect on members' capital.

    The Fund files income tax returns in the U.S. federal  jurisdiction and applicable  states.  Management has  analyzed the Fund's tax  positions  taken on its federal and state income tax returns for all open tax years,  and has  concluded  that no  provision  for federal or state  income tax is required in the
    Fund's financial statements. The Fund's federal and state income tax returns for tax years for which


                                                                                                         11
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

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

4.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    D.  INCOME TAXES (CONTINUED)

    the  applicable  statutes of  limitations  have not expired are subject to  examination by the Internal
    Revenue Service and state departments of revenue.  The Fund recognizes interest and penalties,  if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended December 31, 2010, the Fund did not incur any interest or penalties.

    Each  Member is  individually  required to report on its own tax return its  distributive  share of the
    Fund's taxable income or loss.

    E.  CASH AND CASH EQUIVALENTS

    Cash and cash  equivalents  consist of monies invested in a PFPC Trust Company account which pays money market  rates and are  accounted  for at cost plus  accrued  interest  which is  included  in  interest receivable on the  Statement of Assets,  Liabilities  and Members'  Capital.  Such cash, at times,  may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

    F.  USE OF ESTIMATES

    The preparation of financial  statements in conformity with GAAP requires  management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and  liabilities at the date of the financial  statements and the reported  amounts of increases and decreases in members'  capital from operations  during the reporting  period.  Actual results could differ from those estimates.

5.  RELATED PARTY TRANSACTIONS

    The Administrator provides certain management and administrative services to the Fund, including, among other things,  providing office space and other support  services.  In consideration for such services, the Fund pays the  Administrator  a monthly fee (the  "Management  Fee") at an annual rate of 1% of the
    Fund's members' capital,  excluding the capital account attributable to the Administrator,  the Adviser and the Special Advisory Account  described below. The Management Fee is paid to the  Administrator out of the Fund's assets and debited against the Members' capital  accounts,  excluding the capital account attributable  to the  Administrator,  the Adviser and the Special  Advisory  Account.  A portion of the
    Management Fee is paid by UBS A&Q to its affiliates.


                                                                                                         12
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

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

5.  RELATED PARTY TRANSACTIONS (CONTINUED)

    UBS Financial  Services Inc. ("UBS FSI"), a wholly-owned  subsidiary of UBS Americas,  Inc.,  acts as a placement  agent for the Fund,  without  special  compensation  from the Fund,  and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution  amounts,  to arrive at a net subscription  amount.  The placement fee does not constitute assets of the Fund.

    The net  increase or  decrease in members'  capital  derived  from  operations  (net income or loss) is allocated to the capital  accounts of all Members on a pro-rata  basis,  other than the  Management Fee which is  similarly  allocated  to all Members  other than the  Adviser,  Special  Advisory  Account or
    Administrator as described above.

    The  Adviser is  entitled  to  receive,  generally  at the end of each  fiscal year and upon a Member's withdrawal,  an incentive allocation (the "Incentive  Allocation") of 5% of the net profits (defined as net increase in Members Capital derived from Operations),  if any, that would have been credited to the
    Member's  capital account for such period.  A Special Advisory Account has been established by the Fund for crediting any Incentive  Allocation due to the Adviser.  The Incentive Allocation is made only with respect to net profits  that exceed any net losses  previously  debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation for the year ended December 31, 2010 and the year ended December 31, 2009.

    Each Director of the Fund receives an annual  retainer of $7,500 plus a fee for each meeting  attended.
    The  Chairman  of the  Board of  Directors  and the  Chairman  of the Audit  Committee  of the Board of
    Directors  each  receive  an  additional  annual  retainer  in the  amounts  of  $10,000  and  $15,000, respectively.  These  additional  annual retainer  amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the investment  adviser.  All Directors are reimbursed by the
    Fund for all reasonable out of pocket expenses.

    Other investment  partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

6.  ADMINISTRATION AND CUSTODY FEES

    PFPC Trust  Company (the  "Custodian"),  which will be renamed BNY Mellon  Investment  Servicing  Trust
    Company effective July 1, 2011,  provides custodial services for the Fund. The Custodian entered into a service agreement whereby PFPC Trust provides securities clearance functions, as needed.


                                                                                                         13
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

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

6.  ADMINISTRATION AND CUSTODY FEES (CONTINUED)

    On July 1, 2010,  the PNC  Financial  Services  Group,  Inc. sold the  outstanding  stock of PNC Global
    Investment  Servicing Inc. to the Bank of New York Mellon Corporation.  At the closing of the sale, PNC
    Global Investment  Servicing (U.S.), Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.
    ("BNY  Mellon").  BNY Mellon serves as accounting and investor  servicing agent to the Fund and in that capacity provides certain administrative,  accounting, record keeping, tax and Member related services.
    BNY Mellon  receives a monthly fee primarily  based upon (i) the average  members'  capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates.  Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

7.  INVESTMENTS

    As of December 31, 2010,  the Fund had  investments  in  Investment  Funds,  none of which were related parties.

    Aggregate purchases and proceeds from sales of investment for the year ended December 31, 2010 amounted to $1,611,701 and $64,426,344, respectively.

    The cost of  investments  for  federal  income tax  purposes is  adjusted  for items of taxable  income allocated to the Fund from the Investment  Funds. The allocated  taxable income is reported to the Fund by the Investment  Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2010; therefore, the tax basis of investments for 2010 will not be finalized by the Fund until after the fiscal year end.

    The  agreements  related to  investments in Investment  Funds provide for  compensation  to the general partners/managers  in the form of  management  fees of 1.00% to 1.50%  (per  annum) of net  assets  and performance incentive fees or allocations of 20.00% of net profits earned.

8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

    In the  normal  course of  business,  the  Investment  Funds in which the Fund  invests  trade  various financial  instruments and enter into various investment  activities with off-balance sheet risk. These include,  but are not limited to, short selling  activities,  writing option  contracts,  contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.


                                                                                                         14
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

                                                    UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

9.  INDEMNIFICATION

    In the  ordinary  course of business,  the Fund may enter into  contracts  or  agreements  that contain indemnifications  or  warranties.  Future  events  could  occur  that  lead to the  execution  of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10. SUBSEQUENT EVENTS

    As of December 31, 2010, the Fund had $55,696,635 of liquidating  distributions  payable, which will be paid in accordance with the Fund's  offering  memorandum,  and $615,245 of tender offer payable,  which will be paid in  accordance  with the terms of the Fund's June 30, 2010  tender  offer.  On January 21,
    2011, the Fund paid $45,000,000 of the liquidating  distributions payable. The remaining amount payable of $11,311,880 is scheduled to be paid in accordance with the Fund's offering memorandum as part of the final liquidation of the Fund.

    Due to the formal  liquidation  of the Fund, the Adviser has agreed to waive the Management Fee for the period subsequent to December 31, 2010 through the date of the final liquidation.


                                                                                                         15
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

                                                                             UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------------------------

                                                             REALIZED
                                                               AND                                                     DOLLAR AMOUNT
                                                            UNREALIZED                                                 OF FAIR VALUE
                                                   % OF    GAIN/(LOSS)    INITIAL                          FIRST         FOR FIRST
                                                 MEMBERS'      FROM     ACQUISITION                      AVAILABLE       AVAILABLE
  INVESTMENT FUND        COST       FAIR VALUE    CAPITAL  INVESTMENTS      DATE      LIQUIDITY (A)   REDEMPTION (B)  REDEMPTION (B)
-------------------  ------------  ------------  --------  -----------  -----------  ---------------  --------------  --------------
LONG/SHORT EQUITY
Bonanza Liquidating
 Trust, Class A
 (c),(d),(e)         $    259,956  $    120,718      2.33  $   (51,937)   4/1/2004         N/A
North Run Qualified
 Partners, L.P. (c)     3,282,273     3,746,349     72.34      471,003    1/1/2008      Quarterly
Seneca Capital,
 L.P., SLV (d)         (1,314,465)    1,312,018     25.33       96,884    7/1/2004         N/A
                     ------------  ------------  --------  -----------
  LONG/SHORT EQUITY
   SUBTOTAL          $  4,856,694  $  5,179,085    100.00% $   515,950

Redeemed Investment
 Funds                         --            --        --    2,856,051

                     ------------  ------------  --------  -----------
TOTAL                $  4,856,694  $  5,179,085    100.00% $ 3,372,011
                     ============  ============  ========  ===========

(a) Available  frequency of redemptions  after the initial lock-up period,  if any.  Different  tranches may have varying  liquidity terms.

(b) Investment Funds with no dates or amounts can be redeemed in full.

(c) Investment Funds categorized as Level 2 investments.

(d) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(e) The Investment Fund is expected to be fully liquidated within twelve months.

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing the Fund's  investments are not necessarily an indication of the risk  associated with investing in those  investments.  The
Fund's valuation  procedures require  evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant factors include the individual Investment Funds' compliance with fair value measurements,  price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's  investments are categorized in three levels as disclosed  below.  Level 1 discloses the amount of investments  where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments  where the Fund has the ability to redeem at net asset value as of the December 31, 2010 measurement date, or within one year of the measurement  date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the December  31, 2010  measurement  date.  There were no  transfers  between  Level 1 and Level 2 at
December 31, 2010.

                                                            ASSETS TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL FAIR VALUE
                                                                       AT
                                                                  DECEMBER 31,         LEVEL 1          LEVEL 2          LEVEL 3
DESCRIPTION                                                           2010
-----------------------------------------------------------------------------------------------------------------------------------
Long/Short Equity                                               $      5,179,085   $           --   $    3,867,067   $    1,312,018
                                                                -------------------------------------------------------------------
TOTAL ASSETS                                                    $      5,179,085   $           --   $    3,867,067   $    1,312,018
                                                                -------------------------------------------------------------------

                              The preceding notes are an integral part of these financial statements.


                                                                                                                                  16
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

                                                                             UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                    CHANGE IN                      NET TRANSFERS
                                                                    UNREALIZED                       IN AND/OR
                               BALANCE AS OF     REALIZED GAIN /  APPRECIATION /  NET PURCHASES /      (OUT)        BALANCE AS OF
DESCRIPTION                DECEMBER 31, 2009 **      (LOSS)        DEPRECIATION       (SALES)       OF LEVEL 3 *  DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------------------------------
Long/Short Equity                   $12,031,860      $(1,118,047)     $1,936,577      $(7,671,305)   $(3,867,067)        $1,312,018
-----------------------------------------------------------------------------------------------------------------------------------
Total                               $12,031,860      $(1,118,047)     $1,936,577      $(7,671,305)   $(3,867,067)        $1,312,018
-----------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of December 31, 2010 is $111,887.

 *  Net transfers in and/or (out) of Level 3 include  transfers out of Investment Funds that were previously  categorized as Level 3 investments.

**  In the prior year,  Investment  Funds were categorized as Level 2 investments if the Fund had the ability to redeem at net asset value as of the December 31, 2009 measurement date or within 90 days of such date.

The net transfers in and/or (out) of Level 3 noted above are due to the liquidity of the underlying  Investment Funds in relation to the change in the measurement date from December 31, 2009 to December 31, 2010.

                              The preceding notes are an integral part of these financial statements.


                                                                                                                                  17
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

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
                               UBS EQUITY OPPORTUNITY FUND, L.L.C. (UNAUDITED)

    The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on November 18, 2010. The Directors met in an executive session during which they were advised by and had the  opportunity  to discuss  with  independent  legal  counsel the approval of the  Investment  Advisory
Agreement.  The Directors  reviewed materials  furnished by UBS Alternative and Quantitative  Investments LLC
(the "Adviser"),  including information  regarding the Adviser, its affiliates and its personnel,  operations and  financial  condition.  Tables  indicating  comparative  fee  information,  and  comparative  performance information,  as well as a summary  financial  analysis  for the  Fund,  were also  included  in the  meeting materials and were reviewed and discussed.  The Directors  discussed with  representatives of the Adviser the
Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

    The Directors  reviewed,  among other things,  the nature of the advisory  services to be provided to the
Fund by the Adviser,  including its investment  process,  and the  experience of the investment  advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment  objectives and policies, as well as the  services  to be provided by the Adviser to the Fund,  including  administrative  and  compliance services,  oversight of Fund  accounting,  marketing  services,  assistance in meeting  legal and  regulatory requirements  and other  services  necessary for the operation of the Fund.  The Directors  acknowledged  the
Adviser's employment of highly skilled investment professionals,  research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund.  The Directors  also  recognized  the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates,  including UBS AG and UBS Financial Services
Inc.  Accordingly,  the  Directors  felt that the  quality of service  offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

    The Directors  reviewed the  performance of the Fund and compared that  performance to the performance of other investment  companies  presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other,  third-party investment advisers ("Comparable Funds"). The Directors recognized that the Comparable  Funds, as private funds, are not subject to certain  investment  restrictions under the Investment Company Act of 1940, as amended, that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its Comparable Funds. The Directors noted that the Fund was being dissolved.  Additionally, the Directors observed that the Fund's 2010 performance as of August 31, 2010 exceeded the median  performance of the Comparable  Funds and the relevant  indexes (HFRI Equity Hedge,  HFRX
Equity Hedge,  Russell 2000 Index,  Russell 2000 Growth Index, Russell 2000 Value Index and S&P 500 DRI). The
Board also noted that the Fund's  performance  for the three- and  five-year  periods  ended  August 31, 2010 exceeded the median  performance of the relevant indexes but lagged the median  performance of the Comparable
Funds.

    The Directors  also compared the volatility of the Fund to that of its  Comparable  Funds.  The Directors noted that for the three- and five-year periods ended August 31, 2010, UBS Equity

Opportunity's volatility was below the median volatility of the Comparable Funds and relevant indexes.

    The Directors  considered  the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable  Funds,  and as compared to the advisory fees charged by UBS Fund Advisor,
L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products, noting that the transition of  management  of the Fund from UBSFA to the  Adviser was  effective  as of October 1, 2010.  The  Directors specifically noted that the Fund's management fee would be waived commencing January 1, 2011. Notwithstanding the foregoing, the information presented to the Directors showed that the Fund's management fee was below the median  management fee, and equal to the lowest  management fee, of the Comparable  Funds and that the Fund's incentive fee was equal to the median  incentive fee being charged to the Comparable  Funds. In comparing the advisory fees being charged to the Fund to the fees being charged by the Adviser and its affiliates for other
UBS alternative  investment  products,  it was noted that although the Fund's management fee was equal to the lowest  management fee being charged to the  multi-manager  funds,  the Fund's incentive fee was equal to the highest  incentive  fee being  charged  to the other  multi-manager  funds.  In light of the  foregoing,  the
Directors  felt that the  combination  of  management  fee and  incentive  fee being  charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable  Funds and other relevant UBS alternative investment products.

    The Directors also considered the  profitability  to UBSFA and UBS A&Q both before payment to brokers and after  payment to brokers  and  concluded  that the  profits  to be  realized  by UBSFA and UBS A&Q and their affiliates under the Fund's Investment Advisory Agreement and from other  relationships  between the Fund and
UBSFA and UBS A&Q were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for  breakpoints  due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement did not constitute  fees that are so  disproportionally  large as to bear no reasonable  relationship to the services rendered and that could not have been the product of arm's length  bargaining,  and  concluded  that the fees were reasonable.  The Directors  concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

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
DIRECTORS AND OFFICERS (UNAUDITED)

Information pertaining to the Directors and Officers of the Fund as of December 31, 2010 is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Alternative and Quantitative Investments LLC at (888) 793-8637.

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN       OTHER TRUSTEESHIPS/
                                                                                               FUND          DIRECTORSHIPS HELD BY
                                 TERM OF OFFICE                                              COMPLEX           DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND           AND LENGTH OF             PRINCIPAL OCCUPATION(S)         OVERSEEN BY          FUND COMPLEX
POSITION(S) WITH FUNDS           TIME SERVED(1)             DURING PAST 5 YEARS            DIRECTOR(2)     DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT DIRECTORS

George W. Gowen (81)           Term -- Indefinite  Law partner of Dunnington, Bartholow         11       None
UBS Alternative and               Length--since    & Miller.
 Quantitative Investments LLC    Commencement of
677 Washington Boulevard           Operations
Stamford, Connecticut 06901
Director

Stephen H. Penman (64)         Term -- Indefinite  Professor of Financial Accounting of         11       None
UBS Alternative and               Length--since    the Graduate School of Business,
 Quantitative Investments LLC     July 1, 2004     Columbia University.
677 Washington Boulevard
Stamford, Connecticut 06901
Director

Virginia G. Breen (46)         Term -- Indefinite  General Partner of Sienna Ventures;          11       Director of: Modus Link,
UBS Alternative and               Length--since    General Partner of Blue Rock Capital.                 Inc.; Excelsior Absolute
 Quantitative Investments LLC     May 2, 2008                                                            Return Fund of Funds,
677 Washington Boulevard                                                                                 L.L.C.; Excelsior Buyout
Stamford, Connecticut 06901                                                                              Investors, L.L.C.;
Director                                                                                                 Excelsior LaSalle Property
                                                                                                         Fund, Inc; UST Global
                                                                                                         Private Markets Fund,
                                                                                                         L.L.C.

                                                         INTERESTED DIRECTOR

Meyer Feldberg (68)(3)         Term -- Indefinite  Dean Emeritus and Professor of               58       Director of: Primedia,
UBS Alternative and               Length--since    Management of the Graduate School of                  Inc.; Macy's, Inc.; Revlon,
 Quantitative Investments LLC    Commencement of   Business, Columbia University; Senior                 Inc.; NYC Ballet; SAPPI
677 Washington Boulevard           Operations      Advisor for Morgan Stanley.                           Ltd. Advisory Director of
Stamford, Connecticut 06901                                                                              Welsh Carson Anderson &
Director                                                                                                 Stowe.

                                                  OFFICER(S) WHO ARE NOT DIRECTORS

William J. Ferri (44)          Term -- Indefinite  Global Head of UBS Alternative and          N/A                   N/A
UBS Alternative and               Length--since    Quantitative Investments LLC since
 Quantitative Investments LLC    October 1, 2010   June 2010. Prior to serving in this
677 Washington Boulevard                           role, he was Deputy Global Head of
Stamford, Connecticut 06901                        UBS Alternative and Quantitative
Principal Executive Officer                        Investments LLC.

Robert F. Aufenanger (57)      Term -- Indefinite  Executive Director of UBS Alternative       N/A                   N/A
UBS Alternative and               Length--since    and Quantitative Investments LLC
 Quantitative Investments LLC     May 1, 2007      since October 2010. Prior to October
677 Washington Boulevard                           2010, Executive Director of UBS
Stamford, Connecticut 06901                        Alternative Investments US from
Principal Accounting Officer                       April 2007 to October 2010. Prior to
                                                   April 2007, Chief Financial Officer
                                                   and Senior Vice President of
                                                   Alternative Investments Group of U.S.
                                                   Trust Corporation from 2003 to 2007.

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN       OTHER TRUSTEESHIPS/
                                                                                               FUND          DIRECTORSHIPS HELD BY
                                 TERM OF OFFICE                                              COMPLEX           DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND           AND LENGTH OF             PRINCIPAL OCCUPATION(S)         OVERSEEN BY          FUND COMPLEX
POSITION(S) WITH FUNDS           TIME SERVED(1)             DURING PAST 5 YEARS            DIRECTOR(2)     DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (51)          Term - Indefinite  Executive Director of UBS Alternative       N/A                   N/A
UBS Alternative and               Length--since    and Quantitative Investments LLC
 Quantitative Investments LLC     July 19, 2005    since October 2010. Prior to October
677 Washington Boulevard                           2010, Executive Director of
Stamford, Connecticut 06901                        Compliance of UBS Financial Services
Chief Compliance Officer                           Inc. from 2003 to 2010 and Deputy
                                                   Director of Compliance of UBS
                                                   Financial Services of Puerto Rico
                                                   Inc. from October 2006 to October
                                                   2010.

(1) The Fund commenced operations on March 1, 2001.

(2) Of the 58 funds/portfolios in the complex, 47 are advised by an affiliate of UBS Financial Services Inc. ("UBSFS") and 11 comprise the UBS A&Q Family of Funds.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS A&Q
    Family of Funds may do business. Mr. Feldberg is not affiliated with UBSFS or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Global Asset Management Sales Desk at 888-793-8637.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 212-821-6053.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $68,100 in 2010 and $77,560 in 2009. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,000 in 2010 and $2,000 in 2009. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $83,000 in 2010 and $82,000 in 2009. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2010 and $0 in 2009.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.273 million for 2010 and $3.029 million for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                                      UBSAQ
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

     UBSAQ votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

     - A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

     - The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

Revised: June 26, 2006
Rebranded: 10/1/2010

     - Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

     - Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances. If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

     - Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     - Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     - Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

     - Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

Revised: June 26, 2006
Rebranded: 10/1/2010

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

     The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     -    A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     -    A record of each vote cast by the Adviser on behalf of the Fund(s);

     - A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     - A copy of any document relating to the identification and resolution of conflicts of interest;

     - A copy of any document created by the Adviser that was material to a proxy - voting decision or that memorialized the basis for that decision; and

     - A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).

Revised: June 26, 2006
Rebranded: 10/1/2010

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       UBS EQUITY OPPORTUNITY FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

Not applicable. On September 16, 2010, the Board of Directors of the Fund approved the liquidation of the Fund and, accordingly, shares of the Fund are no longer being offered.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Equity Opportunity Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011
     ---------------------


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date March 9, 2011
     ---------------------

* Print the name and title of each signing officer under his or her signature.